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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Financial Stocks, Inc.
Address:          507 Carew Tower
                  441 Vine Street
                  Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John M. Stein
Title:   President
Phone:   (513) 241-6166

Signature, Place, and Date of Signing:

         /s/ John M. Stein        Cincinnati, Ohio  July 19, 2000
         ---------------------    ----------------  -------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: N/A

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  -0-
                                              --------
Form 13F Information Table Entry Total:             52
                                              --------
Form 13F Information Table Value Total:       $100,311
                                              --------
                                             (thousands)
List of Other Included Managers:  None








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
COLUMN 1                                       COLUMN 2           COLUMN 3    COLUMN 4                  COLUMN 5
Name of Issuer                                 Title of Class     CUSIP       FMV (000's)      Shares    SH\PRN   PUT\CALL
--------------                                 --------------     -----       -----------      ------    ------   --------

Aetna Inc.                                     Common             8117103      $   642          10,000     SH
BankUnited Financial Corp-CL A                 Common             06652B103    $   378          52,100     SH
Boston Private Financial Hldgs Inc.            Common             101119105    $ 4,533         453,300     SH
Chase Manhattan                                Common             16161A108    $ 1,497          32,500     SH
Financial Industries Corp                      Common             317574101    $   812          99,990     SH
First Citizens Bancshares Inc                  Common             31946M103    $ 3,817          64,550     SH
Hawthorne Financial Corp.                      Common             420542102    $ 2,219         286,354     SH
Intercontinental Life Corp                     Common             458593100    $   680          79,950     SH
Jefferson Pilot Corp                           Common             475070108    $   903          16,000     SH
Life Financial Corp                            Common             53184P101    $ 2,406         621,025     SH
Local Financial Corp                           Common             539553107    $15,372       1,842,300     SH
Matrix Bancorp Inc.                            Common             576819106    $ 3,238         479,641     SH
Metrocorp Bancshares Inc.                      Common             591650106    $ 2,338         340,000     SH
PMI Group Inc.                                 Common             69344M101    $    95           2,000     SH
Providian Financial Corp                       Common             74406A102    $   990          11,000     SH
Sterling Financial Corp-Wash                   Common             859319105    $ 2,989         259,930     SH
Trenwick Group                                 Common             895290104    $   183          12,600     SH
UnionBancal Corp                               Common             908906100    $ 1,856         100,000     SH
Washington Mutual                              Common             939322103    $ 3,465         120,000     SH
Abbott Labs                                    Common             002814100    $   998          22,400     SH
Abercrombie & Fitch Co Cl A                    Common             002896207    $    34           2,802     SH
Argonaut Group Incorporated                    Common             040157109    $   176          10,300     SH
Associates First Capital Corp                  Common             046008108    $   140           6,290     SH
Bank One Corporation                           Common             06423A103    $ 1,083          40,793     SH
Bristol-Meyers Squibb Corp                     Common             110122108    $   559           9,600     SH
Charter One Financial Inc.                     Common             160903100    $ 1,192          51,834     SH
Broadwing                                      Common             111620100    $   431          16,600     SH
Cinergy Corporation                            Common             172474108    $   366          14,400     SH
Convergys Corp.                                Common             212485106    $   861          16,600     SH
Fifth Third Bancorp                            Common             3316773100   $ 1,622          25,650     SH
First Indiana Company                          Common             32054R108    $ 1,142          60,108     SH
Firstar Corporation                            Common             33763T104    $ 1,580          75,000     SH
Ford Motor Company                             Common             345370100    $   516          12,000     SH


                                                  COLUMN 6       COLUMN 7                    COLUMN 8
                                               Investment Dis    Oth Mgrs        Sole         Shared       None
                                               --------------    --------        ----         ------       ----

Aetna Inc.                                          Sole                         10,000          --         --
BankUnited Financial Corp-CL A                      Sole                         52,100          --         --
Boston Private Financial Hldgs Inc.                 Sole                        453,300          --         --
Chase Manhattan                                     Sole                         32,500          --         --
Financial Industries Corp                           Sole                         99,990          --         --
First Citizens Bancshares Inc                       Sole                         64,550          --         --
Hawthorne Financial Corp.                           Sole                        286,354          --         --
Intercontinental Life Corp                          Sole                         79,950          --         --
Jefferson Pilot Corp                                Sole                         16,000          --         --
Life Financial Corp                                 Sole                        621,025          --         --
Local Financial Corp                                Sole                      1,842,300          --         --
Matrix Bancorp Inc.                                 Sole                        479,641          --         --
Metrocorp Bancshares Inc.                           Sole                        340,000          --         --
PMI Group Inc.                                      Sole                          2,000          --         --
Providian Financial Corp                            Sole                         11,000          --         --
Sterling Financial Corp-Wash                        Sole                        259,930          --         --
Trenwick Group                                      Sole                         12,600          --         --
UnionBancal Corp                                    Sole                        100,000          --         --
Washington Mutual                                   Sole                        120,000          --         --
Abbott Labs                                         Sole                         22,400          --         --
Abercrombie & Fitch Co Cl A                         Sole                          2,802          --         --
Argonaut Group Incorporated                         Sole                         10,300          --         --
Associates First Capital Corp                       Sole                          6,290          --         --
Bank One Corporation                                Sole                         40,793          --         --
Bristol-Meyers Squibb Corp                          Sole                          9,600          --         --
Charter One Financial Inc.                          Sole                         51,834          --         --
Broadwing                                           Sole                         16,600          --         --
Cinergy Corporation                                 Sole                         14,400          --         --
Convergys Corp.                                     Sole                         16,600          --         --
Fifth Third Bancorp                                 Sole                         25,650          --         --
First Indiana Company                               Sole                         60,108          --         --
Firstar Corporation                                 Sole                         75,000          --         --
Ford Motor Company                                  Sole                         12,000          --         --

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
General Mills Incorporated                     Common             370334104    $ 1,148          30,000     SH
Huntington Bancshares, Inc.                    Common             446150104    $ 1,495          94,567     SH
Miller Herman Inc.                             Common             600544100    $ 3,097         120,000     SH
Keycorp                                        Common             493267108    $   458          26,000     SH
Eli Lilly & Company                            Common             532457108    $ 4,263          42,680     SH
Office Depot Incorporated                      Common             676220106    $   234          37,500     SH
PNC Bank Corporation                           Common             693475105    $ 1,125          24,000     SH
Sears, Roebuck & Company                       Common             812387108    $   401          12,300     SH
Too, Inc.                                      Common             890333107    $   372          14,642     SH
The Limited Incorporated                       Common             532716107    $ 4,434         205,000     SH
Unitrin Incorporated                           Common             913275103    $   803          27,316     SH
Ventas Inc.                                    Common             92276F100    $   179          56,000     SH
Visteon Corp                                   Common             92839U107    $    19           1,571     SH
X-Rite Inc.                                    Common             983857103    $ 1,096         120,000     SH
Superior Financial Corp                        Common             86861100     $ 5,579         547,500     SH
East West Bancorp                              Common             27579R104    $ 1,798         125,000     SH
Gateway American                               Common             367569100    $   347         150,000     SH
UCBH Holdings, Inc.                            Common             90262T100    $10,320         386,667     SH
UCBH Holdings, Inc.                            Common             90262T308    $ 4,671         175,000     SH


General Mills Incorporated                          Sole                         30,000         --          --
Huntington Bancshares, Inc.                         Sole                         94,567         --          --
Miller Herman Inc.                                  Sole                        120,000         --          --
Keycorp                                             Sole                         26,000         --          --
Eli Lilly & Company                                 Sole                         42,680         --          --
Office Depot Incorporated                           Sole                         37,500         --          --
PNC Bank Corporation                                Sole                         24,000         --          --
Sears, Roebuck & Company                            Sole                         12,300         --          --
Too, Inc.                                           Sole                         14,642         --          --
The Limited Incorporated                            Sole                        205,000         --          --
Unitrin Incorporated                                Sole                         27,316         --          --
Ventas Inc.                                         Sole                         56,000         --          --
Visteon Corp                                        Sole                          1,571         --          --
X-Rite Inc.                                         Sole                        120,000         --          --
Superior Financial Corp                             Sole                        547,500         --          --
East West Bancorp                                   Sole                        125,000         --          --
Gateway American                                    Sole                        150,000         --          --
UCBH Holdings, Inc.                                 Sole                        386,667         --          --
UCBH Holdings, Inc.                                 Sole                        175,000         --          --
                                                                              7,433,360         --          --